WARRANTS	12 Months Ended
Dec. 31, 2012
Warrants and Rights Note Disclosure [Abstract]
Warrants [Text Block]
20.	WARRANTS

On March 22, 2012, the Company commenced a tender offer (the “Offer”) to all holders of the Company’s outstanding warrants to purchase an aggregate of 7,700,642 of the Company’s ordinary shares, to receive one (1) share in exchange for every 15.9 warrants tendered by the holders of warrants. The Offer shall expire at 5:00 p.m., New York City time, on July 17, 2012, unless further extended by the Company.

On April 17, 2012, the Company’s board of directors approved an extension of the warrant’s expiration date to May 15, 2013 (from May 15, 2012, the expiration date provided by the original terms of the Warrants). Except for the extension of the expiration date, the terms of the warrants remain unchanged.

On November 26, 2012, the Company terminated the previously announced exchange offer for outstanding warrants. No warrants were exchanged for ordinary shares pursuant to the exchange offer, and all warrants tendered to us had been returned.  As of November 26, 2012 and December 31, 2012, total number of outstanding warrants was 7,212,452.